Administrative Expenses - Summary of Administrative Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Administrative Expenses [line items]
Taxes	$ 6,415,867	$ 5,704,624	$ 5,452,552
Maintenance, conservation and repair expenses	6,236,440	6,461,974	6,675,055
Armored truck, documentation and events	5,273,648	5,650,513	6,009,747
Other fees	3,778,624	3,317,564	2,611,904
Security services	3,761,984	3,972,295	4,159,323
Electricity and communications	3,464,711	3,959,287	4,495,780
Software	2,492,439	3,103,996	3,139,455
Advertising and publicity	2,374,900	1,699,823	1,269,859
Fees to directors and syndics	1,975,113	1,522,421	4,772,748
Representation, travel and transportation expenses	683,335	470,077	377,227
Insurance	412,674	529,174	501,667
Stationery and office supplies	271,787	245,587	268,472
Hired administrative services	266,705	242,991	278,103
Leases	173,521	227,280	267,226
Other	1,573,923	2,030,073	2,471,588
Total	$ 39,155,671	$ 39,137,679	$ 42,750,706